OTHER OPERATING INCOME/(EXPENSES)	12 Months Ended
Dec. 31, 2023
Other Operating Incomeexpenses
OTHER OPERATING INCOME/(EXPENSES)

7.	OTHER OPERATING INCOME/(EXPENSES)

	2023	2022	2021
Government grants/net present value of long-term fiscal incentives	1,573.2	1,289.3	853.2
Extemporaneous credits/(debits) (i)	218.0	1,013.9	1,219.0
(Additions)/reversals of provisions	(77.7)	(77.2)	(71.4)
Gains/(losses) on disposals of property, plant and equipment, intangible assets and the operations of associates	86.4	88.8	66.1
Other operating income/(expenses), net	229.0	199.1	57.2
	2,028.9	2,513.9	2,124.1

(i)	As detailed in Notes 1 – Corporate information and 27.2 – Contingencies, the Company recognized PIS and COFINS credits arising from the exclusion of ICMS, including in the tax substitution form, from its calculation basis, in the item Other operating income/(expenses).

Accounting policies

The Company recognizes, in other operating income/(expenses) line, government incentives granted as rate reduction, calculation basis reduction, financing or subsidized loans, assumed credit, deferred payment or partial reductions of due state tax payable.

Government grants are not recognized until there is reasonable assurance that the Company and subsidiaries will meet the respective conditions and obligations related to governmental terms.